Related Party Transactions	12 Months Ended
Mar. 31, 2021
Related Party Transactions
Note 9—Related Party Transactions
Transition Services Agreement and Strategic Cooperation Agreement with Sumitomo
Concurrently with the Sumitomo Transaction Agreement, (i) RSL, Sumitomo and Sumitovant entered into a transition services agreement, whereby each of the parties thereto agreed to provide certain services to one another at cost for a period of time following the Sumitomo Closing Date and (ii) RSL and Sumitomo entered into a strategic cooperation agreement relating to certain ongoing technology-related collaborations between the parties. Pursuant to the terms of the transition services agreement and strategic cooperation agreement, RSL billed Sumitovant $1.4 million and $0.2 million, net of amounts billed by Sumitovant to RSL, respectively, during the years ended March 31, 2021 and 2020 for costs incurred on behalf of Sumitovant, which were recorded as offsets to the general and administrative expenses initially charged. Additionally, during the years ended March 31, 2021 and 2020, the Company paid Sumitomo a $1.0 million access fee pursuant to the strategic cooperation agreement.